SUBSEQUENT EVENTS	8 Months Ended	12 Months Ended
	Oct. 31, 2017	Oct. 31, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

On November 1, 2017 Bare Metal entered into an Intellectual Property License Agreement with Taylor Brothers Holdings, Inc. to license certain intellectual property. The agreement is for ninety-nine years at a cost of $2,000 per month.

On November 14, 2017 the Company opened a $40,000 line of credit with Wells Fargo Bank. Interest is charged at the rate of Wells Fargo prime plus 8.5% plus an annual fee of $175.

On June 13, 2018, the Company borrowed $100,000 from an unrelated third party. The loan was collateralized by 200,000 units of Bare Metal equity consisting of one share of common stock and the right to acquire, within twenty-four months, one additional share of common stock at a cost of $2.00 per warrant. The note is to be repaid at the rate of $1,435 per month, commencing July 10, 2018, and has a maturity date of the earlier of May 31, 2018 or a change of control. During periods in which there is no default, interest is calculated at the rate of 12% per annum.

On July 10, 2018, the Company borrowed $5,000 from the Company’s president. The note is to be repaid at the rate of $154 per month, commencing July 20, 2018, and has a maturity date of the earlier of June 10, 2018 or a change of control. During periods in which there is no default, interest is calculated at the rate of 7% per annum.

NOTE 7 - SUBSEQUENT EVENTS

Subsequent to October 31, 2016 and through January 4, 2017, the Company has sold an additional 40,000 common share units, for $0.50 per unit, to third party investors, for a total of cash proceeds of $20,000.